Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
The anticipated maturities of the Company’s borrowings under the Senior Secured Notes, securitization notes, 2008 Conduit Facility and notes payable are as follows (in thousands) and not including the use of any proceeds from potential debt or equity transactions during 2013 to pay down borrowings:

Due in the year ending December 31:

2013	$165,141
2014	69,897
2015	116,656
2016	34,585
2017	2,111
2018 and thereafter	431,571
Total contractual obligations	819,961
Unamortized original issue discounts, net	(9,262)
Total borrowings as of December 31, 2012	$810,699

Schedule of Long-term Debt Instruments [Table Text Block]
The following table presents selected information on the Company’s borrowings as of the dates presented below (dollars in thousands):

	March 31, 2013						December 31, 2012
	Principal Balance	Weighted Average Interest Rate	Maturity	Gross Amount of Mortgages and Contracts as Collateral	Borrowing / Funding Availability		Principal Balance
Senior Secured Notes	$425,000	12.0%	8/15/2018	$—	$—		$425,000
Original issue discount related to Senior Secured Notes	(8,253)			—	—		(8,509)
Diamond Resorts Owners Trust Series 2013-1 (1)(2)	86,233	2.0%	1/20/2025	88,322	—		—
PMR Acquisition Loan (1)(3)(4)(5)	61,237	20.5%	5/21/2016	—	—		62,211
Quorum Facility (1)(2)	55,711	6.1%	12/31/2015	60,116	24,289	(6)	52,417
Tempus Acquisition Loan (1)(3)(4)(5)	49,209	19.8%	6/30/2015	—	—		50,846
Diamond Resorts Owners Trust Series 2009-1 (1)(2)	42,489	9.5%	3/20/2026	82,667	—		50,025
Original issue discount related to Diamond Resorts Owners Trust Series 2009-1 (2)	(383)			—			(441)
Diamond Resorts Owners Trust Series 2011-1 (1)(2)	33,296	4.0%	3/20/2023	33,750	—		36,849
Original issue discount related to Diamond Resorts Owners Trust Series 2011-1 (2)	(290)			—	—		(312)
Tempus Receivables Loan (1)(2)(4)	40,054	10.0%	7/1/2015	52,265	—		44,027
Payments in transit (1)(2)(4)	(1,506)			—	—		(1,150)
10% participation interest (Tempus Acquisition, LLC) (1)(2)(4)	(5,749)			—	—		(5,945)
2008 Conduit Facility (1)(2)	22,853	4.5%	4/12/2013	26,422	49,878	(6)	70,912
2008 Conduit Facility (1)(2)(4)	713	4.5%	4/12/2013	824	1,556	(6)	4,088
ILXA Inventory Loan (1)(3)(4)	13,929	7.5%	8/31/2015	—	—		15,939
Notes payable-insurance policies (3)	5,888	3.2%	Various	—	—		2,366
ILXA Receivables Loan (1)(2)(4)	5,507	10.0%	8/31/2015	3,420	—		5,832
Tempus Inventory Loan (1)(3)(4)	2,819	7.5%	6/30/2016	—	—		2,992
DPM Inventory Loan (1)(3)(4)	2,560	8.0%	Various	—	—		1,267
Note Payable-RFA fees (1)(3)(4)	1,190	10.0%	6/20/2014	—	—		1,395
Notes payable-other (3)	697	5.6%	Various	—	—		872
Notes payable-other (1)(3)(4)	16	—%	11/18/2015	—	—		18
Total	$833,220			$347,786	$75,723		$810,699

(1) Non-recourse indebtedness
(2) Securitization notes and Funding Facilities
(3) Other notes payable
(4) Borrowing through special-purpose subsidiaries only
(5) Borrowing from Guggenheim Corporate Funding, LLC, a related party
(6) Borrowing / funding availability is calculated as the difference between the maximum commitment amount and the outstanding principal balance; however, the actual availability is dependent on the amount of eligible loans that serve as the collateral for such borrowings.

he following table presents selected information on the Company’s borrowings for the periods presented below (dollars in thousands):

	December 31, 2012					December 31, 2011
	Principal Balance	Weighted Average Interest Rate	Maturity	Gross Amount of Mortgages and Contracts as Collateral	Borrowing / Funding Availability	Principal Balance
Senior Secured Notes	$425,000	12.0%	8/15/2018	$—	$—	$425,000
Original issue discount related to Senior Secured Notes	(8,509)			—	—	(9,454)
2008 Conduit Facility (1)(2)	70,912	4.5%	4/12/2013	89,900	—	21,111
2008 Conduit Facility (1)(2)(4)	4,088	4.5%	4/12/2013	5,183	—	959
PMR Acquisition Loan (1)(3)(4)(5)	62,211	20.5%	5/21/2016	—	—	—
Quorum Facility (1)(2)	52,417	6.3%	12/31/2015	56,420	27,584	31,733
Tempus Acquisition Loan (1)(3)(4)(5)	50,846	19.8%	6/30/2015	—	—	42,658
Diamond Resorts Owners Trust Series 2009-1 (1)(2)	50,025	9.5%	3/20/2026	90,002	—	84,464
Original issue discount related to Diamond Resorts Owners Trust Series 2009-1 (2)	(441)			—	—	(659)
Tempus Receivables Loan (1)(2)(4)	44,027	10.0%	7/1/2015	57,483	—	63,035
Payments in transit (1)(2)(4)	(1,150)			—	—	(1,886)
10% participation interest (Tempus Acquisition, LLC) (1)(2)(4)	(5,945)			—	—	(6,799)
Diamond Resorts Owners Trust Series 2011-1 (1)(2)	36,849	4.0%	3/20/2023	37,599	—	51,912
Original issue discount related to Diamond Resorts Owners Trust Series 2011-1 (2)	(312)			—	—	(395)
ILXA Inventory Loan (1)(3)(4)	15,939	7.5%	8/31/2015	—	—	21,087
ILXA Receivables Loan (1)(2)(4)	5,832	10.0%	8/31/2015	3,814	—	7,420
Tempus Inventory Loan (1)(3)(4)	2,992	7.5%	6/30/2016	—	—	3,599
Notes payable-insurance policies (3)	2,366	3.1%	Various	—	—	1,814
Note Payable-RFA fees (1)(3)(4)	1,395	10.0%	6/20/2014	—	—	2,170
DPM Inventory Loan (1)(3)(4)	1,267	8.0%	7/31/2029			—
Notes payable-other (3)	872	5.6%	Various	—	—	56
Notes payable-other (1)(3)(4)	18	—%	11/18/2015	—	—	130
Total	$810,699			$340,401	$27,584	$737,955

(1) Non-recourse indebtedness
(2) Securitization notes and Funding Facilities
(3) Other notes payable
(4) Borrowing through special-purpose subsidiaries
(5) Borrowing from Guggenheim Corporate Funding, LLC, a related party